Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION

26. SEGMENT INFORMATION

The Company operates in two business areas: Semiconductors and Subsystems.

In the Semiconductors business area, the Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full custom devices and semi-custom devices and application-specific standard products (“ASSPs”) for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of Smartcard products, which includes the production and sale of both silicon chips and Smartcards.

In the Subsystems business area, the Company designs, develops, manufactures and markets subsystems and modules for the telecommunications, automotive and industrial markets including mobile phone accessories, battery chargers, ISDN power supplies and in-vehicle equipment for electronic toll payment. Based on its immateriality to its business as a whole, the Subsystems business area does not meet the requirements for a reportable segment as defined in the U.S. GAAP guidance. All the financial values related to Subsystems including net revenues and related costs, are reported in the segment “Others”.

The organization existing in 2009 was as follows:

•	Automotive Consumer Computer and Communication Infrastructure (“ACCI”), comprised of four product lines:

•	Automotive Products Group (“APG”);

•	Computer and Communication Infrastructure (“CCI”);

•	Home Entertainment & Displays (“HED”); and

•	Imaging (“IMG”, starting January 1, 2009).

•	Industrial and Multisegment Sector (“IMS”), comprised of:

•	Analog, Power and Micro-Electro-Mechanical Systems (“APM”); and

•	Microcontrollers, non-Flash, non-volatile Memory and Smart Card products (“MMS”).

•

Starting February 3, 2009, as a consequence of the merger of ST-NXP Wireless and Ericsson Mobile Platforms to create ST-Ericsson with Ericsson, the Wireless sector (“Wireless”) had been adjusted and was comprised of:

•	Wireless Multi Media (“WMM”);

•	Connectivity & Peripherals (“C&P”);

•	Cellular Systems (“CS”);

•	Mobile Platforms (“MP”);

in which, since February 3, 2009, the Company reports the portion of sales and operating results of ST-Ericsson as consolidated in the Company’s revenue and operating results, and

•	Other Wireless, in which the Company reports manufacturing margin, R&D revenues and other items related to the wireless business but outside the ST-Ericsson JVS.

Starting January 1, 2010, there was a new organizational change within the Wireless sector, which was starting from then comprised of the following lines:

•	2G, EDGE TD-SCDMA & Connectivity;

•	3G Multimedia & Platforms;

•	LTE & 3G Modem Solutions;

in which the Company reports the portion of sales and operating results of ST-Ericsson as consolidated in the Company’s revenue and operating results, and

•	Other Wireless, in which the Company reports manufacturing margin, R&D revenues and other items related to the wireless business but outside the ST-Ericsson JVS.

As of January 1, 2011, the Company changed the segment organization structure. The current organization is as follows:

•	Automotive, Consumer, Computer and Communication Infrastructure (“ACCI”), comprised of:

•	Automotive Products Group (“APG”);

•	Computer and Communication Infrastructure (“CCI”);

•	Home Entertainment & Displays (“HED”); and

•	Imaging (“IMG”).

•	Analog, MEMS and Microcontrollers (“AMM”), comprised of:

•	Analog Products and Micro-Electro-Mechanical Systems (“Analog & MEMS”); and

•	Microcontrollers, non-Flash, non-volatile Memory and Smart Card products (“MMS”).

•	Power Discrete Products (“PDP”), comprised of:

•	Rectifiers, Thyristors & Triacs, Protection, Integrated Passive Active Devices (IPADs) and Transistors.

•	Wireless, comprised of:

•	Entry Solutions and Connectivity (“ESC”) (former “2G, EDGE TD-SCDMA & Connectivity”);

•	Smartphone and Tablet Solutions (“STS”) (former “3G Multimedia & Platforms”);

•

Modems (“MOD”) (former “LTE & 3G Modem Solutions”) in which, since February 3, 2009, the Company reports the portion of sales and operating results of ST-Ericsson JVS as consolidated in the Company’s revenue and operating results; and

•	Other Wireless, in which the Company reports other revenues, gross margin and other items related to the Wireless business outside the ST-Ericsson JVS.

In 2011, the Company has restated its results from prior periods for illustrative comparisons of its performance by product segment due to the Industrial and Multisegment Sector (“IMS”) now being tracked in two separate segments (“AMM” and “PDP”). Moreover, following the transfer of a small business unit from ACCI to AMM, the Company has reclassified the prior period’s revenues and operating income results of ACCI and AMM. The preparation of segment information according to the new segment structure requires management to make significant estimates, assumptions and judgments in determining the operating income of the segments for the prior reporting periods. The Company believes that the restated 2010 and 2009 presentation is consistent with 2011 and is using these comparatives when managing its segments.

The Company’s principal investment and resource allocation decisions in the Semiconductor business area are for expenditures on research and development and capital investments in front-end and back-end manufacturing facilities. These decisions are not made by product segments, but on the basis of the Semiconductor Business area. All these product segments share common research and development for process technology and manufacturing capacity for most of their products.

The following tables present the Company’s consolidated net revenues and consolidated operating income by semiconductor product segment. For the computation of the Groups’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, selling, general and administrative expenses and a significant part of research and development expenses. Additionally, in compliance with the Company’s internal policies, certain cost items are not charged to the segments, including unused capacity charges, impairment, restructuring charges and other related closure costs including ST-Ericsson plans, phase-out and start-up costs of certain manufacturing facilities, strategic and special research and development programs or other corporate-sponsored initiatives, including certain corporate-level operating expenses, other non-recurrent purchase accounting items and certain other miscellaneous charges.

Net revenues by product segment:

	December 31, 2011	December 31, 2010	December 31, 2009
In millions of U.S dollars
Net revenues by product segment:
Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	4,030	4,086	3,093
Analog, MEMS and Microcontrollers (“AMM”)	2,864	2,663	1,797
Power Discrete Products (“PDP”)	1,240	1,319	949
Wireless	1,552	2,219	2,585
Others (1)	49	59	86

Total consolidated net revenues	9,735	10,346	8,510

(1)	Includes revenues from sales of subsystems, sales of materials and other products not allocated to product segments.

Net revenues by product segment and by product line:

	December 31, 2011	December 31, 2010	December 31, 2009
In millions of U.S dollars
Net revenues by product lines:
Automotive Products Group (“APG”)	1,678	1,420	1,005
Computer and Communication Infrastructure (“CCI”)	958	1,125	932
Home Entertainment & Displays (“HED”)	746	923	728
Imaging (“IMG”)	615	569	417
Others	33	49	11
Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	4,030	4,086	3,093
Analog and Micro-Electro-Mechanical Systems (“Analog & MEMS”)	1,686	1,478	997
Microcontrollers, non-Flash, non-volatile Memory and Smart Card products (“MMS”)	1,175	1,181	798
Others	3	4	2
Analog, MEMS and Microcontrollers (“AMM”)	2,864	2,663	1,797
Power Discrete Products (“PDP”)	1,240	1,319	949
Entry Solutions and Connectivity (“ESC”)	778	956	1,027
Smartphone and Tablet Solutions (“STS”)	657	1,223	1,529
Modems (“MOD”)	115	35	18
Others	2	5	11
Wireless	1,552	2,219	2,585
Others	49	59	86
Total consolidated net revenues	9,735	10,346	8,510

Operating income (loss) by product segment:

In millions of U.S dollars	December 31, 2011	December 31, 2010	December 31, 2009
Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	360	410	(62)
Analog, MEMS and Microcontrollers (“AMM”)	581	502	44
Power Discrete Products (“PDP”)	139	179	40
Wireless	(812)	(483)	(356)

Total operating income (loss) of product segments	268	608	(334)
Others (1)	(222)	(132)	(689)

Total consolidated operating income (loss)	46	476	(1,023)

(1)	Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs including ST-Ericsson plans, start up costs and phase-out costs, and other unallocated expenses such as: strategic or special research and development programs and other non-recurrent purchase accounting items, certain corporate level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings or losses of the Subsystems and Other Products Group.

Reconciliation to consolidated operating income (loss):

In millions of U.S dollars	December 31, 2011	December 31, 2010	December 31, 2009
Total operating income (loss) of product segments	268	608	(334)
Strategic R&D, other R&D programs and R&D funding	(13)	(18)	(22)
Phase-out and start-up costs	(8)	(15)	(39)
Impairment & restructuring charges	(75)	(104)	(291)
Unused capacity charges	(149)	(3)	(322)
Other non-allocated provisions (1)	23	8	(15)
Total operating loss Others (2)	(222)	(132)	(689)
Total consolidated operating income (loss)	46	476	(1,023)

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.
(2)	Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs including ST-Ericsson plans, start-up and phase-out costs, and other unallocated expenses such as: strategic or special research and development programs and other non-recurrent purchase accounting items, certain corporate level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings or losses of the Subsystems and Other Products Group. The following is a summary of operations by entities located within the indicated geographic areas for 2011, 2010 and 2009. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

In millions of U.S dollars	December 31, 2011	December 31, 2010	December 31, 2009
The Netherlands	1,928	1,863	1,553
France	172	174	139
Italy	157	149	121
USA	1,120	1,109	798
Singapore	4,945	5,939	4,697
Japan	497	436	300
Other countries	916	676	902

Total	9,735	10,346	8,510

Long-lived assets

In millions of U.S dollars	December 31, 2011	December 31, 2010
The Netherlands	124	17
France	1,469	1,646
Italy	812	783
Other European countries	200	237
USA	17	37
Singapore	552	552
Malaysia	303	298
Other countries	443	476

Total	3,920	4,046